Equity Based Compensation - Unit Option Plan (Details) - Stock options - Inspirato LLC - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Based Compensation
Term	P10Y
Assumptions
Approximate risk-free rate		0.49%	0.33%	1.55%
Average expected life		6 years	6 years	6 years
Volatility		47.60%	65.20%	64.30%
Estimated per unit fair value of options granted		$ 12.89	$ 16.67	$ 35.80
Other disclosures
Expense remaining to be recognized		$ 1.5
Period expense remaining to be recognized		8 years
Options outstanding		210,200	226,357
Issuance of common units upon exercise of unit option awards, net of shares withheld for income taxes (in shares)		1,255	0
Minimum
Equity Based Compensation
Vesting period	3 years
Maximum
Equity Based Compensation
Vesting period	5 years